LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS [Abstract]
Schedule of Long-Term Investments
	As of December 31,
	2015	2014
Severance pay funds (see Note 15)	$10,015	$10,214
Others	1,722	1,682
	$11,737	$11,896